LOAN RECEIVABLE (Details Narrative) - Anhui zhongjun enterprise management co ltd [member]	3 Months Ended
Jun. 27, 2023 CNY (¥)
IfrsStatementLineItems [Line Items]
Borrowing total	¥ 32,470,000
Installments period	three years